Financial investments - Summary of credit quality and maximum exposure to credit risk (Detail) - Debt instruments measured at fair value through other comprehensive income [member] - PEN (S/)
S/ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 0	S/ 0
Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	21,299,397	20,377,805
Stage 1 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Stage 1 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	20,793,439	19,331,755
Stage 2 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Stage 2 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	428,401	1,046,050
Stage 3 [member] | Impaired individually impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Stage 3 [member] | Impaired collectively impaired [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	77,557	0
High grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,888,817	2,946,070
High grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	2,888,817	2,946,070
High grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
High grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	18,328,765	17,208,742
Standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	17,904,622	16,385,685
Standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	424,143	823,057
Standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	81,815	222,993
Sub-standard grade [member] | Stage 1 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	0	0
Sub-standard grade [member] | Stage 2 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	4,258	222,993
Sub-standard grade [member] | Stage 3 [member]
Disclosure of internal credit grades [line items]
Maximum exposure to credit risk	S/ 77,557	S/ 0